Consolidated Statements of Loss and Comprehensive Loss - CAD ($)	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022
Profit or loss [abstract]
Revenue	$ 35,020	$ 134,820
Cost of revenue	8,400	50,000
Gross profit	26,620	84,820
Expenses
Administration and general	89,434	33,349
Amortization and depreciation	159,455	79,288
Audit and accounting	70,050	33,983
Consulting fees	351,875	175,746
Interest	2,870	0
Investor relations	51,936	99,307
Legal fees	94,837	192,615
Management fees	282,010	269,845
Marketing expenses	294,056	508,609
Payroll and related	115,929	165,342
Rent expense	35,901	32,147
Research and development	82,600	72,885
Share based compensation	350,583	182,996
Transfer agent and filing fees	65,576	51,244
Travel, entertainment and related	11,265	33,642
Vehicle use expenses	36,000	36,000
Total operating expenses	(2,094,377)	(1,966,998)
Income tax	0	0
Loss and comprehensive loss	(2,067,757)	(1,882,178)
Loss and comprehensive loss attributable to:
Shareholders	(2,067,757)	(1,882,178)
Non-controlling interest	$ 0	$ (0)
Loss per share-Basic	$ (0.018)	$ (0.017)
Loss per share-Diluted	$ (0.018)	$ (0.017)
Weighted average number of shares outstanding-Basic	114,168,278	107,925,066
Weighted average number of shares outstanding-Diluted	114,168,278	107,925,066